Income Taxes (Details) - Schedule of Components of Income Tax Expenses - Income Taxes[Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Expenses [Line Items]
Current income tax expense	$ 356,970	$ 428,915	$ 138,246
Deferred income tax (benefit) expense	(88,403)	(202,746)	(2,832)
Total	$ 268,567	$ 226,169	$ 135,414